Cover Page	Oct. 29, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Incorporation, State or Country Code	IN
Entity File Number	001-06351
Entity Tax Identification Number	35-0470950
Entity Address, Address Line One	Lilly Corporate Center
Entity Address, City or Town	Indianapolis,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46285
City Area Code	317
Local Phone Number	276-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	ELI LILLY AND COMPANY
Entity Central Index Key	0000059478
Amendment Flag	false
Common Stock (no par value)
Document Information [Line Items]
Title of 12(b) Security	Common Stock (no par value)
Trading Symbol	LLY
Security Exchange Name	NYSE
2.125% Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	2.125% Notes due 2030
Trading Symbol	LLY30
Security Exchange Name	NYSE
0.625% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	0.625% Notes due 2031
Trading Symbol	LLY31
Security Exchange Name	NYSE
6.77% Notes due 2036
Document Information [Line Items]
Title of 12(b) Security	6.77% Notes due 2036
Trading Symbol	LLY36
Security Exchange Name	NYSE
1.700% Notes due 2049
Document Information [Line Items]
Title of 12(b) Security	1.700% Notes due 2049
Trading Symbol	LLY49A
Security Exchange Name	NYSE
0.500% Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2033
Trading Symbol	LLY33
Security Exchange Name	NYSE
1.625% Notes due 2043
Document Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2043
Trading Symbol	LLY43
Security Exchange Name	NYSE
1.125% Notes due 2051
Document Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2051
Trading Symbol	LLY51
Security Exchange Name	NYSE
1.375% Notes due 2061
Document Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2061
Trading Symbol	LLY61
Security Exchange Name	NYSE